Financial Management (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about financial instruments [abstract]
Financial Management - Sensitivity Analysis (Table)

		December 31, 2021
		Effect on Income and Equity
	Carrying amount	Possible increase through maturity (Δ 25%)	Remote increase through maturity (Δ 50%)
LIBOR
Interest-bearing loans and borrowings	(32,163)	(33)	(65)

Financial Management - Liquidity Risk (Table)

	Less than a year	1-2 years	2-3 years	3-4 years	More than 5 years	Total
Interest-bearing loans and borrowings (excluding items below, Note 17)	82,062	69,183	66,218	533,448	–	750,911
Lease liabilities (Note 19)	1,095	987	759	645	23,634	27,120
Trade and other payables (Note 18)	62,325	–	–	–	–	62,325
Promissory note (Note 20)	5,000	10,000				15,000
Total	150,482	80,170	66,977	534,093	23,634	855,356